Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 11 — PROPERTY, PLANT AND EQUIPMENT, NET

As of December 31, 2023 and 2024, property, plant and equipment, net consisted of the following:

	As of December 31,
	2023	2024
Leasehold improvements	$116,729	$116,729
Machinery and equipment	474,220	474,220
Motor vehicles	354,408	354,408
Furniture and fixture	94,261	94,261
Total property, plant and equipment, at cost	1,039,618	1,039,618
Less: accumulated depreciation	(854,715)	(912,232)
Total property, plant and equipment, net	$184,903	$127,386

Depreciation expenses for the years ended December 31, 2022, 2023 and 2024 were $192,259, $164,419 and $57,517, respectively.